Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	368,481.07
Total Transaction Valuation	4,235,414,546.43
Total Offset Amount	0.00
Net Fee	$ 368,481.07
Offering Table N/A
Offset Table N/A	N/A